Investments - Equity Method Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Equity Method Investments [Line Items]
Equity Method And Other Shareholdings, Carrying Value	$ 1,883,000	$ 1,856,000
Other invested assets	3,251,412	3,117,861
Proceeds from Equity Method Investment, Distribution	3,000	2,000
Real estate company investment
Schedule of Equity Method Investments [Line Items]
Other invested assets	471,156	491,602
Almacantar Group S.A. | Real estate company investment
Schedule of Equity Method Investments [Line Items]
Other invested assets	471,000	492,000
Other invested assets
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 213,000	$ 237,000
Other invested assets | Almacantar Group S.A.
Schedule of Equity Method Investments [Line Items]
Ownership percentage	36.00%	36.00%